Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property	$ 2,293,770	$ 2,293,770	$ 2,293,770
Less: Accumulated Amortization	(2,058,085)	(1,886,052)	(1,656,675)
Intellectual Property, Net	$ 235,685	$ 407,718	$ 637,095